East Tank Farm Development Partnership (ETFD)	12 Months Ended
Dec. 31, 2018
EAST TANK FARM DEVELOPMENT PARTNERSHIP (ETFD)
EAST TANK FARM DEVELOPMENT PARTNERSHIP

35. EAST TANK FARM DEVELOPMENT PARTNERSHIP (ETFD)

The ETFD consists of bitumen storage, blending and cooling facilities, and connectivity to third-party pipelines and began operations on July 14, 2017. ETFD will be solely responsible for moving the product of the Fort Hills joint operation to market. On November 22, 2017, the company completed the sale of a 49% ownership interest in the ETFD to the FMFN and the MCFN for gross proceeds of $503 million. Suncor retained a 51% ownership interest and remains as operator of the assets. The assets are held by a limited partnership, which has a non-discretionary obligation to distribute the variable monthly residual cash in ETFD to the partners. Therefore, the company recorded a liability within Other Long-Term Liabilities to reflect the 49% non-controlling interest of the third parties. As a result, the company continues to consolidate 100% of the results of the Partnership. During the year ended December 31, 2018, the company paid $62 million (2017 – $25 million) in distributions to the partners, of which $56 million (2017 – $5 million) was allocated to interest expense and $6 million (2017 – $20 million) to the principal.